UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

1270 Hillcrest Avenue,                        Pasadena, CA 91106

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-484-5744

Date of fiscal year end:

3/31

Date of reporting period: 12/31/09

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2009
Shares	Security	Fair Value
	COMMON STOCK - 95.25%
	AGRICULTURE - 3.27%
31,802	Cadiz, Inc. *	$ 380,670
10,000	Tejon Ranch Co. *	292,200
		672,870
	BEVERAGES - 2.67%
110,000	Heckmann Corp. *	548,900

	CHEMICALS - 0.08%
750	Hawkins, Inc.	16,373

	CROP PREPARATION SERVICES - 5.51%
2,100	JG Boswell Co.	1,134,000

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.16%
330,000	Entech Solar, Inc. *	33,000

	ENGINEERING & CONSTRUCTION - 2.51%
18,000	Layne Christensen Co. *	516,780

	ENVIRONMENTAL CONTROL - 19.80%
73,000	Calgon Carbon Corp. *	1,014,700
500	Duoyuan Global Water, Inc. - ADR *	17,890
177,500	Energy Recovery, Inc. *	1,221,200
25,500	Hyflux Ltd. - ADR	64,770
55,000	Met-Pro Corp.	584,100
45,000	Nalco Holding Co.	1,147,950
1,000	Tetra Tech, Inc. *	27,170
		4,077,780
	FARM & MACHINERY EQUIPMENT - 2.84%
14,000	Toro Co.	585,340

	HEALTHCARE - PRODUCTS - 0.98%
9,998	Cantel Medical Corp. *	201,760

	HOUSEHOLD PRODUCTS / WARES - 0.01%
10,000	Eco-Safe Systems USA, Inc. *	1,650

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2009
Shares	Security	Fair Value
	INDUSTRIAL MEASUREMENT INSTRUMENTS - 11.20%
3,000	Itron, Inc. *	$ 202,710
23,250	Mesa Laboratories, Inc.	612,637
39,000	OI Corp.	331,890
37,500	Watts Water Technologies, Inc.	1,159,500
		2,306,737
	MACHINERY - DIVERSIFIED - 6.10%
26,000	Gorman-Rupp Co.	718,640
13,500	Lindsay Corp.	537,975
		1,256,615
	METAL FABRICATE - 8.14%
250,000	Mueller Water Products, Inc.	1,300,000
12,500	Northwest Pipe Co. *	335,750
500	Valmont Industries, Inc.	39,225
		1,674,975
	MISCELLANEOUS MANUFACTURING - 6.58%
15,000	Ameron International Corp.	951,900
12,500	Pentair, Inc.	403,750
		1,355,650
	SPECIAL INDUSTRY MACHINERY - 2.24%
87,500	Entegris, Inc. *	462,000

	WATER SUPPLY - 23.16%
5,000	American States Water Co.	177,050
20,000	American Water Works Co.	448,200
36,000	Aqua America, Inc.	630,360
5,550	Artesian Resources Corp.	101,621
4,000	California Water Service Group	147,280
5,000	Cascal NV	27,050
3,000	Connecticut Water Service, Inc.	74,310
71,000	Consolidated Water Co., Inc. - ADR	1,014,590
2,750	Pennichuck Corp.	58,107
23,000	SJW Corp.	519,110
155,000	Southwest Water Co.	912,950
20,000	Veolia Environnement - ADR	657,600
		4,768,228

	TOTAL COMMON STOCK	19,612,658
	(Cost - $21,620,956)

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2009
Shares	Security	Fair Value
	PREFERRED STOCK - 4.85%
	BEVERAGES - 4.85%
46,000	Glacier Water Trust, Inc., 9.0625%	$ 998,200
	TOTAL PREFERRED STOCK
	(Cost - $1,098,260)

	SHORT-TERM INVESTMENTS - 0.04%
8,544	Dreyfus Institutional Reserve Money Fund-
	Premier Shares, 0.00% (a)	8,544
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $8,544)

	TOTAL INVESTMENTS - 100.14%
	(Cost - $22,727,760)	20,619,402
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.14%)	(28,867)
	NET ASSETS - 100.00%	$ 20,590,535
____________
* Non-Income producing security.
(a) Rate shown is the rate in effect December 31, 2009.
ADR - American Depositary Receipt.

At December 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 1,266,154
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(3,374,512)
Net unrealized depreciation		$ (2,108,358)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		December 31, 2009
Shares	Security	Fair Value
	COMMON STOCK - 47.69%
	AEROSPACE / DEFENSE - 3.10%
5,000	General Dynamics Corp.	$ 340,850

	BEVERAGES - 2.59%
5,000	Coca-Cola Co.	285,000

	COMMERCIAL SERVICES - 2.79%
10,000	Paychex, Inc.	306,400

	CONSUMER PRODUCTS - 1.74%
3,000	Kimberly-Clark Corp.	191,130

	CROP PREPARATION SERVICES - 1.11%
225	JG Boswell Co.	121,500

	ENGINEERING & CONSTRUCTION - 3.06%
10,000	Granite Construction, Inc.	336,600

	FOOD - 3.07%
10,000	Campbell Soup Co.	338,000

	INSURANCE - 1.67%
8,165	Arthur J Gallagher & Co.	183,794

	INVESTMENT MANAGEMENT - 1.94%
4,000	T. Rowe Price Group, Inc.	213,000

	MEDICAL - 7.55%
4,000	Abbott Laboratories	215,960
10,000	Eli Lilly & Co.	357,100
4,000	Johnson & Johnson	257,640
		830,700
	OIL & GAS - 4.07%
2,500	Chevron Corp.	192,475
5,000	ConocoPhillips	255,350
		447,825
	REAL ESTATE - 2.21%
8,800	WP Carey & Co.	243,320

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2009
Shares	Security	Fair Value
	RETAIL - 2.13%
10,000	Lowe's Cos Inc.	$ 233,900

	RETAIL - RESTAURANTS - 2.27%
4,000	McDonald's Corp.	249,760

	SEMICONDUCTORS - 1.48%
8,000	Intel Corp.	163,200

	TELECOMMUNICATIONS - 4.23%
10,000	AT&T Inc.	280,300
4,000	QUALCOMM Inc.	185,040
		465,340
	WATER - 2.68%
50,000	Southwest Water Co.	294,500

	TOTAL COMMON STOCK	5,244,819
	(Cost - $4,967,137)

	PREFERRED STOCK - 3.32%
	PIPELINES - 3.32%
10,000	El Paso Energy Capital Trust I, 4.75%	365,500
	TOTAL PREFERRED STOCK
	(Cost -269,566)

	REAL ESTATE INVESTMENT TRUSTS - 22.44%
	APARTMENTS - 3.59%
17,700	Apartment Investment & Management Co. - Preferred, 7.75%	394,710

	DIVERSIFIED - 8.44%
5,700	Colonial Properties Trust - Preferred, 8.125%	129,390
17,500	Entertainment Properties Trust - Convertible Preferred, 5.75%	289,406
5,000	Gladstone Commercial Corp.	67,050
11,000	Investors Real Estate Trust	99,000
10,100	Lexington Realty Trust - Convertible Preferred, 6.50%	343,097
		927,943
	HEALTH CARE - 2.49%
12,500	Senior Housing Properties Trust	273,375

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2009
Shares	Security	Fair Value
	OFFICE PROPERTY - 4.88%
30,000	HRPT Properties Trust	$ 537,000

	WAREHOUSE - 3.04%
45,000	Monmouth Real Estate Investment Corp.	334,800

	TOTAL REAL ESTATE INVESTMENT TRUSTS	2,467,828
	(Cost - $2,357,371)

Principal
Amount	BONDS & NOTES - 23.66%
	MORTGAGE BACKED SECURITIES - 1.52%
$ 164,192	Freddie Mac REMICS, 5.750% Due 7/15/35	166,828

	U.S. TREASURY BONDS - 17.15%
500,000	U.S. Treasury TIP Bond, 2.00% Due 1/15/2014	618,725
300,000	U.S. Treasury TIP Bond, 1.875% Due 7/15/2015	351,260
400,000	U.S. Treasury TIP Bond, 1.625% Due 1/15/2018	422,656
500,000	U.S. Treasury TIP Bond, 1.75% Due 1/15/2028	494,219
		1,886,860

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.99%
300,000	Federal Home Loan Bank, 1.500% Due 4/22/2013	299,445
250,000	Federal Home Loan Bank, 2.000% Due 9/30/2014	248,945
		548,390

	TOTAL BONDS & NOTES	2,602,078
	(Cost - $2,554,461)

	SHORT-TERM INVESTMENTS - 4.72%
519,068	Dreyfus Institutional Reserve Money Fund-Premier Shares, 0.00% (a)	519,068
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $519,068)

	TOTAL INVESTMENTS - 101.83%
	(Cost - $10,667,603)	11,199,293
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.83) %	(201,116)
	NET ASSETS - 100.00%	$ 10,998,177

* Non-Income producing security.
REMIC - Real Estate Mortgage Investment Conduit
TIP - Treasury Inflation Protected
(a) Rate Shown is the rate in effect at December 31, 2009

At December 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 786,677
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(254,987)
Net unrealized appreciation		$ 531,690

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2009 for the Fund’s assets and liabilities measured at fair value:

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's assets carried at fair value:

PFW Water Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 19,612,658	$ -	$ -	$ 19,612,658
Preferred Stock	998,200		-	998,200
Short-Term Investments	8,544		-	8,544
Total	$ 20,619,402	$ -	$ -	$ 20,619,402

Montecito Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,244,819	$ -	$ -	$ 5,244,819
Preferred Stock	365,500	-	-	365,500
Real Estate Investment Trusts	2,467,828	-	-	2,467,828
Bonds & Notes	-	2,602,078	-	2,602,078
Short-Term Investments	519,068	-	-	519,068
Total	$ 8,597,215	$ 2,602,078	$ -	$ 11,199,293

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/Richard Capalbo

       Richard Capalbo, CEO / CFO

Date

2/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Richard Capalbo

        Richard Capalbo, CEO / CFO

Date

2/22/10